May 25, 2010
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Quaker Investment Trust (the “Trust”)
Post-Effective Amendment Nos. 54/52 (File Nos. 033-38074, 811-6260)
Ladies and Gentlemen:
On behalf of the Quaker Investment Trust (the “Registrant”), please find submitted herewith for filing via EDGAR transmission Post-Effective Amendment Nos. 54/52 (the “Amendment”) to the Registrant’s registration statement on Form N-1A, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”). The purpose of the Amendment is to register a new series of shares of the Registrant designated as the Quaker Akros Absolute Strategies Fund (the “Fund”). The amendment is scheduled to become effective automatically on August 9, 2010.
Please contact the undersigned or Suzan Barron of Brown Brothers Harriman & Co., the Trust’s administrator, at 617-772-1616 if you have any questions or comments concerning this filing.

Best Regards,

/s/ Justin Brundage
Justin Brundage
Secretary
cc: T. Richards and J. Kopcsik (via email)
Enclosures